QM-ATR
Run Date - 9/15/2022

Recovco Loan ID	Loan #1	Pool	Borrower Last Name	Borrower First Name	Coborrower Last Name	Coborrower First Name	Property Address	Property City	State	Zip Code	TILA Status	QM Status	Application Date	GSE Eligible	Points and Fees (Reg Z)	Rate Lock Date	APR	Employment Indicator (Borrower)	Employment Indicator (Coborrower)	Citizenship Status (Borrower)	Citizenship Status (Coborrower)	Residual Income
XXXXFTSH	XXXX9159	XXXX	XXXXX	XXXXX	Not Applicable	Not Applicable	XXXX	XXXX	XX	XXXXX	Not Covered/Exempt	Not Covered/Exempt	XX/XX/XXX	No				Unavailable		XX